Note 19 - Other assets and liabilities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Assets
Total Inventories	€ 615,000,000	€ 581,000,000
Transactions in progress (assets)	165,000,000	138,000,000
Total Accruals (assets)	929,000,000	804,000,000
Other items (assets inventories)	2,651,000,000	2,277,000,000
OTHER ASSETS	4,360,000,000	3,800,000,000
Liabilities Abstract
Transactions in progress (liabilities)	98,000,000	39,000,000
Total Accruals (liabilities)	2,040,000,000	2,456,000,000
Other items (liabilities inventories)	1,969,000,000	1,247,000,000
Total OTHER LIABILITIES	€ 4,107,000,000	€ 3,742,000,000